Other Operating Expenses	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Other Operating Expenses
30.
Other operating expenses
A)
General and administrative

	Year ended December 31
	2024	2023
Salaries and wages	121,100	114,684
Consulting fees	4,315	4,320
Office and general	46,706	51,191
Professional fees	6,781	14,620
Merchant processing fees	6,793	6,332
Director fees	685	550
Other	863	8,028
	187,243	199,725

B)
Sales and marketing

	Year ended December 31
	2024	2023
Marketing	10,944	13,599
Events	28	114
Media	1,032	1,332
	12,004	15,045

C)
Restructuring costs

Restructuring costs of $2.7 million for the year ended December 31, 2024 relate to severance costs from workforce reductions, legal costs that relate directly to the restructuring, and salaries and wages of personnel focused on restructuring projects. Restructuring costs of $19.6 million for the year ended December 31, 2023 relate to severance costs from workforce reductions, legal costs that relate directly to the restructuring and other costs related to the closure of the Olds facility.